Deferred Exploration and Evaluation Expenditure (Tables)	12 Months Ended
Jun. 30, 2024
Deferred Exploration and Evaluation Expenditure [Abstract]
Schedule of Exploration and Evaluation Phases
Exploration and evaluation phases:	30 June 2024 $	30 June 2023 $
Balance at beginning of period	34,724,374	30,468,697
Expenditure incurred	1,039,863	2,874,455
Foreign exchange movement	(550,695)	1,381,222
Balance at end of period	35,213,542	34,724,374